Shareholder Report, Line Graph (Details) - USD ($)	5 Months Ended	12 Months Ended
	Oct. 31, 2014	Oct. 31, 2014	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015
C000017646
Account Value [Line Items]
Line Graph and Table Measure Name		LSV Value Equity Fund, Institutional Class Shares
Account Value	$ 100,000	$ 100,000	$ 226,614	$ 173,287	$ 174,032	$ 181,291	$ 120,422	$ 138,771	$ 129,270	$ 131,265	$ 105,061	$ 101,304
C000142889
Account Value [Line Items]
Line Graph and Table Measure Name	LSV Value Equity Fund, Investor Class Shares
Account Value	$ 10,000	$ 10,000	22,100	16,946	17,058	17,817	11,865	13,707	12,797	13,030	10,450	10,103
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Index (USD)
Account Value	$ 100,000	$ 100,000	332,059	240,503	219,670	262,694	183,047	165,107	144,638	135,203	109,327	104,865
Russell 1000 Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Index (USD)
Account Value	$ 10,000	$ 10,000	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name		Russell 1000 Value Index (USD)
Account Value	$ 100,000	$ 100,000	233,918	178,595	178,357	191,776	133,403	144,321	129,770	125,948	106,934	100,529
Russell 1000 Value Index (USD)
Account Value [Line Items]
Line Graph and Table Measure Name	Russell 1000 Value Index (USD)
Account Value	$ 10,000	$ 10,000	$ 23,392	$ 17,860	$ 17,836	$ 19,178	$ 13,340	$ 14,432	$ 12,977	$ 12,595	$ 10,693	$ 10,053